Drilling units (Details) - Drilling rigs - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Drilling units [Line Items]
Cost	$ 6,599.0	$ 6,494.1
Accumulated depreciation	(1,428.1)	(1,153.2)
Net book value	5,170.9	5,340.9
Depreciation and amortization expense	$ (274.9)	$ (266.3)	$ (237.5)